Other Long-Term Liabilities (Detail) In Thousands	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Other Liabilities [Line Items]
Deferred tax liabilities	$ 41,251		¥ 3,430,000		¥ 3,426,000
Unrecognized tax benefits, accrued interest and penalty	115,394	[1]	9,595,000	[1]	5,098,000	[1]
Other	38,436		3,196,000		3,184,000
Other long-term liabilities	$ 195,081		¥ 16,221,000		¥ 11,708,000

[1]	"Unrecognized tax benefits, accrued interest and penalty" information is described in Note 17 "Income taxes"